Biological Assets - Narrative (Details) - Dried cannabis g in Thousands	12 Months Ended
	Jun. 30, 2021 g $ / g	Jun. 30, 2020 g $ / g
Disclosure of information about agricultural produce [line items]
Weighted average fair value less cost to complete and cost to sell (in CAD per gram) | $ / g	2.22	0.91
Biological assets produced (in grams)	111,153	155,800
Expected yield when harvested (in grams)	18,599	41,653
Average stage of growth	49.00%	48.00%